Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2021	Jan. 01, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit	$ (320,326)	$ (256,277)
Operating lease right-of-use assets	21,495	0		$ 22,800
Present value of lease liabilities	27,631			$ 29,200
Deferred rent, net of current portion, derecognized		2,200
Lease incentives, derecognized		4,600
Prepaid Rent		300
Income tax expense	$ (226)	$ (94)	$ (468)
Accounting Standards Update 2016_16
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Income tax expense			$ 400
Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit					$ 600